Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2022 ₽ / ₸	Dec. 31, 2022 ₽ / MDL ₽ / ₸	Dec. 31, 2022 ₽ / ₸ ₽ / $	Dec. 31, 2022 ₽ / € ₽ / ₸	Dec. 31, 2022 ₽ / ₸ ₽ / Br	Dec. 31, 2021 ₽ / ₸	Dec. 31, 2021 ₽ / ₸ ₽ / MDL	Dec. 31, 2021 ₽ / $ ₽ / ₸	Dec. 31, 2021 ₽ / ₸ ₽ / €	Dec. 31, 2021 ₽ / Br ₽ / ₸	Dec. 31, 2022 ₽ / MDL	Dec. 31, 2022 ₽ / $	Dec. 31, 2022 ₽ / €	Dec. 31, 2022 ₽ / Br	Dec. 31, 2021 ₽ / MDL	Dec. 31, 2021 ₽ / $	Dec. 31, 2021 ₽ / €	Dec. 31, 2021 ₽ / Br
Summary of significant accounting policies
Average exchange rates	0.148608	3.64533	68.5494	72.5259	25.9463	0.172630	4.16625	73.6541	87.1877	29.0198
Exchange rates	0.152583	0.152583	0.152583	0.152583	0.152583	0.169000	0.169000	0.169000	0.169000	0.169000	3.67146	70.3375	75.6553	25.7044	4.18550	74.2926	84.0695	29.1458